Investments (Schedule of Amortized Cost, Fair Value, Credit Rating) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortized Cost	$ 252,836,485	$ 116,676,312	$ 19,226,841
States and Political Subdivisions General Obligations [Member] | US States and Political Subdivisions Debt Securities
Amortized Cost	237,339	240,494
Estimated Fair Value	248,748	249,282
States and Political Subdivisions General Obligations [Member] | US States and Political Subdivisions Debt Securities | Bellingham, Washington
Amortized Cost	106,829	107,709
Estimated Fair Value	$ 117,759	$ 115,597
Credit Rating	AA+	AA+
States and Political Subdivisions General Obligations [Member] | US States and Political Subdivisions Debt Securities | Longview, Washington
Amortized Cost	$ 130,510	$ 132,785
Estimated Fair Value	$ 130,989	$ 133,685
Credit Rating	Aa3	Aa3